CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash	$ 3,904,000	$ 9,414,000
Prepaid expenses	4,859,000	4,772,000
Total current assets	12,379,000	17,214,000
TOTAL ASSETS	16,811,000	21,995,000
Current liabilities
Due to stockholders	253,000	141,000
Total current liabilities	32,189,000	32,356,000
Warrant liabilities	262,000	369,000
TOTAL LIABILITIES	33,861,000	34,318,000
Commitments and Contingencies
Class A common stock subject to possible redemption, 1,144,794 shares at $10.52 and $10.14 per share redemption value as of June 30, 2023 and December 31, 2022, respectively	181,313,000	164,006,000
STOCKHOLDERS' DEFICIT
Common stock	18,000	14,000
Additional paid-in capital	13,200,000	10,015,000
Accumulated deficit	(211,581,000)	(186,358,000)
TOTAL STOCKHOLDERS' DEFICIT	(198,363,000)	(176,329,000)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	16,811,000	21,995,000
MedTech Acquisition Corp
Current assets
Cash	103,975	153,563
Prepaid expenses	57,479	206,329
Total current assets	161,454	359,892
Cash and investments held in Trust Account	12,076,340	19,827,884
TOTAL ASSETS	12,237,794	20,187,776
Current liabilities
Accounts payable and accrued expenses	$ 2,670,241	1,442,941
Due to stockholders		$ 48,135
Other Liability, Current, Related Party, Type [Extensible Enumeration]	srt:OfficerMember	srt:OfficerMember
Income taxes payable	$ 30,694	$ 27,854
Extension Note	257,307	39,068
Convertible Promissory Note - related party	1,500,000	1,341,000
Promissory note - related party	$ 1,573,222	$ 944,000
Notes Payable, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current liabilities	$ 6,031,464	$ 3,842,998
Warrant liabilities	530,666	1,061,334
Deferred underwriting fee payable	8,750,000	8,750,000
TOTAL LIABILITIES	15,312,130	13,654,332
Commitments and Contingencies
STOCKHOLDERS' DEFICIT
Preferred stock, par value $0.0001 per share; 1,000,000 shares authorized, none issued and outstanding as of June 30, 2023 and December 31, 2022
Accumulated deficit	(15,120,607)	(13,267,211)
TOTAL STOCKHOLDERS' DEFICIT	(15,119,982)	(13,266,586)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	12,237,794	20,187,776
MedTech Acquisition Corp | Class A common stock
STOCKHOLDERS' DEFICIT
Common stock	625
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT		20,187,776
MedTech Acquisition Corp | Class A common stock subject to possible redemption
Current liabilities
Class A common stock subject to possible redemption, 1,144,794 shares at $10.52 and $10.14 per share redemption value as of June 30, 2023 and December 31, 2022, respectively	$ 12,045,646	19,800,030
STOCKHOLDERS' DEFICIT
Common stock
MedTech Acquisition Corp | Class B common stock
STOCKHOLDERS' DEFICIT
Common stock		$ 625